Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 32,125	$ 32,125	$ 41,297
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	18,902	18,902	20,924
Parent Company [Member] | Other Debt Issuance Fees and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	472	472	683
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	13,223	13,223	20,373
Subsidiaries [Member] | Other Consolidated Community Development and Tax-Advantaged Investment Vies, Capitalized Lease Obligations, Debt Issuance Fees, and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 912	$ 912	1,110
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%	2.95%
Debt Instrument Maturity Year, End		Dec. 31, 2022
Long-term debt	$ 1,300	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%	3.60%
Debt Instrument Maturity Year, End		Dec. 31, 2024
Long-term debt	$ 1,000	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%	7.50%
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.10%	3.10%
Debt Instrument Maturity Year, End		Dec. 31, 2026
Long-term debt	$ 1,000	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.00%	3.00%
Debt Instrument Maturity Year, End		Dec. 31, 2029
Long-term debt	$ 1,000	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.491%	2.491%
Debt Instrument Maturity Year, End		Dec. 31, 2036
Long-term debt	$ 1,300	$ 1,300
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start		Dec. 31, 2022
Debt Instrument Maturity Year, End		Dec. 31, 2030
Long-term debt	$ 12,631	$ 12,631	15,492
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.85%	0.85%
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.95%	3.95%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start		Dec. 31, 2023
Debt Instrument Maturity Year, End		Dec. 31, 2026
Long-term debt	$ 2	$ 2	1,003
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.44%	6.44%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%	8.25%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start		Dec. 31, 2022
Debt Instrument Maturity Year, End		Dec. 31, 2025
Long-term debt	$ 5,700	$ 5,700	9,100
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.95%	1.95%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.40%	3.40%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.855%	0.855%
Debt Instrument Maturity Year, End		Dec. 31, 2021
Long-term debt			250
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start		Dec. 31, 2022
Debt Instrument Maturity Year, End		Dec. 31, 2026
Long-term debt	$ 3,272	$ 3,272	3,272
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.384%	0.384%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.71%	0.71%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start		Dec. 31, 2022
Debt Instrument Maturity Year, End		Dec. 31, 2059
Long-term debt	$ 3,337	$ 3,337	$ 5,888
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.604%	0.604%